Average Annual Total Returns - Federated Hermes High Income Bond Fund Inc.	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper High Yield Funds Average 1 Year		Lipper High Yield Funds Average 5 Years		Lipper High Yield Funds Average 10 Years
Total	1.07%	6.41%	5.58%	(1.05%)	4.07%	3.09%	0.55%	3.86%	3.16%	(0.48%)	6.18%	5.40%	4.05%	6.52%	5.23%	6.16%	7.59%	6.16%	6.17%	7.58%	6.15%	7.05%	[1]	8.57%	[1]	6.79%	[1]	5.44%	[2]	7.13%	[2]	5.63%	[2]

[1]	The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.
[2]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.